Stockholders’ Deficit and Stock-Based Compensation - Schedule of Options Activity (Details) - 2022 Omnibus Plan - Options to purchase common stock $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Shares
Balances at the beginning (in shares) | shares	371,116
Granted (in shares) | shares	0
Exercised (in shares) | shares	(12,557)
Forfeited (in shares) | shares	(17,701)
Balances at the ending (in shares) | shares	340,858	371,116
Weighted Average Exercise Price
Balances at the beginning (in dollars per share) | $ / shares	$ 2.51
Granted (in dollars per share) | $ / shares	0
Exercised (in dollars per share) | $ / shares	2.39
Forfeited (in dollars per share) | $ / shares	2.98
Balances at the ending (in dollars per share) | $ / shares	$ 2.49	$ 2.51
Weighted Average Contractual Life (in years)
Balances at the ending (in years)	7 years 11 months 1 day	8 years 9 months 7 days
Aggregate Intrinsic Value (in thousands)
Outstanding at beginning of period | $	$ 4,591
Granted | $	0
Exercised | $	179
Forfeited | $	36
Outstanding at end of period | $	$ 97	$ 4,591
Vested and exercisable at period end (in shares) | shares	172,543
Vested and exercisable at period end (in dollars per share) | $ / shares	$ 2.17
Vested and exercisable at period end (in years)	7 years 7 months 20 days
Vested and exercisable at end of period (intrinsic value) | $	$ 63